N-2 - $ / shares		12 Months Ended
		Mar. 31, 2026	Apr. 01, 2025
Cover [Abstract]
Entity Central Index Key		0002071525
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		THE PRE-IPO AND GROWTH FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to seek capital appreciation over a multi-year horizon. In order to achieve the Fund’s investment objective, the Adviser allocates the Fund’s investments primarily among the securities of late-stage private companies that, at the time of the Fund’s investment, do not have a class of securities listed on an “exchange” as such term is defined under the Securities Exchange Act of 1934, as amended, and have achieved significant positive revenues. Such companies may operate in any industry, but the Adviser anticipates such companies to operate within high growth sectors such as technology, communications, defense, fintech, life sciences and alternative energy. Such investments may include investments in private funds where the underlying exposure is comprised of pre-IPO securities. The Fund may also invest a portion of its assets in private equity funds, late-stage venture capital funds, and other funds that invest primarily in private companies and rely on exclusions from the Investment Company Act under section 3(c)(1) or 3(c)(7) to gain diversified exposure to private companies or to obtain co-investment opportunities from private fund managers. The Fund may also invest in private companies directly. Such investments generally will count towards the Fund’s investments in pre-IPO securities.

Risk Factors [Table Text Block]	RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Investment manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, tariffs and trade wars, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	CAPITAL STOCK

The Fund offers F Shares, D Shares, and S Shares, which are subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with no par value. The minimum initial subscription (each, an “Investment Minimum”) for F Shares, D Shares, and S Shares is $1,000,000, $10,000, and $10,000, respectively. The minimum subsequent subscription for all classes of Shares is $10,000. Shares may be purchased by principals and employees of the Adviser or its affiliates and their immediate family members without being subject to the minimum investment requirements. The Shares will initially be issued at $10.00 per share and thereafter the purchase price for each class of Shares will be based on the NAV per Share of that Class as of the date such Shares are purchased.

Shares are generally offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. To provide a limited degree of liquidity to shareholders, the Fund has adopted a fundamental policy to make quarterly repurchase offers at NAV of no less than 5% of the Shares outstanding. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares. No Share repurchases occurred during the period ended March 31, 2026.

Outstanding Securities [Table Text Block]
Assets:
Investments at fair value (cost $77,032,930)	$101,880,890
Cash	17,054,476
Receivable for investments sold	5,498,040
Prepaid offering costs	146,473
Dividend and interest receivable	86,986
Total assets	124,666,865

Liabilities:
Management fees payable	177,665
Payable for investments purchased	774,273
Due to Adviser – Organizational and Offering Costs (see Note 3)	138,785
Professional fees payable	59,176
Accounting and administration fees payable	19,180
Trustees’ fees payable	4,657
Transfer agent fees payable	4,471
Tax services payable	2,302
Accrued other expenses	72,368
Total liabilities	1,252,877

Commitments and contingencies (see Notes 5 and 11)

Net Assets	$123,413,988

Composition of Net Assets:
Paid-in capital	$99,322,140
Total distributable earnings	24,091,848
Net Assets	$123,413,988

Net Assets Attributable to:
Class F Shares	$62,393,873
Class S Shares	61,020,115
$123,413,988

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class F Shares	5,245,091
Class S Shares	5,129,608
10,374,699
Net Asset Value per Share:
Class F Shares	$11.90
Class S Shares	$11.90

Class F Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	[1]	$ 11.9	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class F Shares
Outstanding Security, Held [Shares]		5,245,091
Class S Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	[2]	$ 11.9	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class S Shares
Outstanding Security, Held [Shares]		5,129,608

[1]	Commencement of Operations.
[2]	Commencement of Operations.